Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 94	$ 22	$ 37
Additions for tax positions of prior years	7	22	1
Reductions for tax positions of prior years	(5)		(1)
Additions for tax positions of current year	3	50	2
Settlements for tax positions of prior years			(17)
Balance at end of year	$ 99	$ 94	$ 22